FINANCIAL INSTRUMENTS - Contingent consideration (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
		Jul. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Nov. 11, 2019	Aug. 01, 2019
Disclosure of contingent liabilities in business combination [line items]
(Loss) gain on remeasurement of contingent consideration			$ (85)	$ 6,700	$ 6,735
Financial liabilities			136,921
Other financial liabilities - current	[1]		8,937	9,347
Other financial liabilities			1,617	3,418
Clarice
Disclosure of contingent liabilities in business combination [line items]
(Loss) gain on remeasurement of contingent consideration			(3)	0	(1,173)
Loss arising from change in fair value of contingent consideration					1,401
Contingent liabilities recognised in business combination			1,316	3,947
Other financial liabilities - current			1,580	3,127
Other financial liabilities			0	1,527
WAE
Disclosure of contingent liabilities in business combination [line items]
(Loss) gain on remeasurement of contingent consideration			0	0	3,850
Loss recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination				1,038
Payment for contingent consideration		$ 1,867
L4 Mobile LLC
Disclosure of contingent liabilities in business combination [line items]
(Loss) gain on remeasurement of contingent consideration			0	1,848	4,058
Ratio
Disclosure of contingent liabilities in business combination [line items]
(Loss) gain on remeasurement of contingent consideration			(62)	(654)	0
Contingent liabilities recognised in business combination			750	2,860
Other financial liabilities - current			903	1,992
Other financial liabilities			0	851
PointSource
Disclosure of contingent liabilities in business combination [line items]
(Loss) gain on remeasurement of contingent consideration			(16)	5,506	0
Other financial liabilities - current			1,086	746
Other financial liabilities			0	1,040
Small Footprint
Disclosure of contingent liabilities in business combination [line items]
Contingent liabilities recognised in business combination				3,066
Other financial liabilities - current			0	3,070
Other financial liabilities			0	0
Avanxo S.A.
Disclosure of contingent liabilities in business combination [line items]
(Loss) gain on remeasurement of contingent consideration			(4)	0	$ 0
Contingent liabilities recognised in business combination			2,318
Other financial liabilities - current			2,249
Belatrix
Disclosure of contingent liabilities in business combination [line items]
Contingent liabilities recognised in business combination			4,097				$ 2,091
Other financial liabilities - current			4,221	0
Other financial liabilities			0	0
BI Live
Disclosure of contingent liabilities in business combination [line items]
Contingent liabilities recognised in business combination			559			$ 3,000
Other financial liabilities - current			0	0
Other financial liabilities			515	0
Other liabilities | Amortised cost
Disclosure of contingent liabilities in business combination [line items]
Financial liabilities			368	44
Other liabilities | Clarice | Amortised cost
Disclosure of contingent liabilities in business combination [line items]
Financial liabilities			1,310	3,873
Other liabilities | Ratio | Amortised cost
Disclosure of contingent liabilities in business combination [line items]
Financial liabilities			903	2,844
Other liabilities | PointSource
Disclosure of contingent liabilities in business combination [line items]
Financial liabilities			1,086	1,786
Other liabilities | Small Footprint | Amortised cost
Disclosure of contingent liabilities in business combination [line items]
Other financial liabilities - current				3,070
Minimum | Clarice
Disclosure of contingent liabilities in business combination [line items]
Estimated financial effect, contingent liabilities in business combination			439	1,316
Minimum | Ratio
Disclosure of contingent liabilities in business combination [line items]
Estimated financial effect, contingent liabilities in business combination			525	2,570
Minimum | Avanxo S.A.
Disclosure of contingent liabilities in business combination [line items]
Estimated financial effect, contingent liabilities in business combination			370
Minimum | Belatrix
Disclosure of contingent liabilities in business combination [line items]
Estimated financial effect, contingent liabilities in business combination			4,097
Minimum | BI Live
Disclosure of contingent liabilities in business combination [line items]
Estimated financial effect, contingent liabilities in business combination			515
Maximum | Clarice
Disclosure of contingent liabilities in business combination [line items]
Estimated financial effect, contingent liabilities in business combination			1,316	$ 3,947
Maximum | BI Live
Disclosure of contingent liabilities in business combination [line items]
Estimated financial effect, contingent liabilities in business combination			$ 3,000

[1]	Includes other financial liabilities related to business combinations of 8,937 and 9,335 as of December 31, 2019 and 2018, respectively (note 25.11) and the fair value of foreign exchange forward contracts of 12 as of December 31, 2018, respectively (notes 28.10 and 28.11).